May 1, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson
Document Control – EDGAR

RE:	Columbia Funds Series Trust II
Columbia Select Large-Cap Value Fund
Columbia Select Smaller-Cap Value Fund
Columbia Seligman Communications and Information Fund
Post-Effective Amendment No. 59
File No. 333-131683/811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 59 (Amendment). This Amendment was filed electronically on April 26, 2012.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Heidi Brommer at (612) 671-2403.

Sincerely,

/s/	Christopher O. Petersen

Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.